Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 494,256	¥ 502,116
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	¥ 400,000	¥ 408,000